Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2016
Assets
Cash equivalents	$132,040	$—	$—	$132,040
Total Assets	$132,040	$—	$—	$132,040
Liabilities
Derivatives	$—	$30,591	$—	$30,591
Share-based compensation	—	512	—	512
Secured loan agreement	—	164,385	—	164,385
Total Liabilities	$—	$195,488	$—	$195,488